UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07409

Tax-Managed Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed Growth Portfolio

June 30, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value

Aerospace & Defense — 2.8%
Arconic, Inc.	17,586	$398,323
Boeing Co. (The)	1,005,134	198,765,248
General Dynamics Corp.	103,506	20,504,539
Huntington Ingalls Industries, Inc.	1	186
Lockheed Martin Corp.	52,891	14,683,070
Northrop Grumman Corp.	31,780	8,158,244
Raytheon Co.	67,243	10,858,400
Rockwell Collins, Inc.	170,637	17,930,536
United Technologies Corp.	944,851	115,375,756

		$386,674,302

Air Freight & Logistics — 1.6%
C.H. Robinson Worldwide, Inc.	295,559	$20,298,992
Expeditors International of Washington, Inc.	1,300	73,424
FedEx Corp.	292,347	63,535,774
United Parcel Service, Inc., Class B	1,284,639	142,068,227

		$225,976,417

Airlines — 0.0%(1)
American Airlines Group, Inc.	53,294	$2,681,754
Delta Air Lines, Inc.	30,773	1,653,741

		$4,335,495

Auto Components — 0.1%
Adient PLC	15,055	$984,296
BorgWarner, Inc.	2,800	118,608
Gentex Corp.	497,018	9,428,431

		$10,531,335

Automobiles — 0.1%
Daimler AG	38,000	$2,755,380
Ford Motor Co.	1,212,587	13,568,848
General Motors Co.	73,598	2,570,778
Harley-Davidson, Inc.	800	43,216
Tesla, Inc.(2)	3,988	1,442,101

		$20,380,323

Banks — 7.3%
Bank of America Corp.	2,154,578	$52,270,062
Bank of Montreal	4	294
BB&T Corp.	1,304,426	59,233,985
CIT Group, Inc.	66,161	3,222,041

Security	Shares	Value

Banks (continued)
Citigroup, Inc.	847,690	$56,693,507
Commerce Bancshares, Inc.	24,150	1,372,445
CVB Financial Corp.	152,000	3,409,360
Fifth Third Bancorp	1,142,002	29,646,372
HSBC Holdings PLC	220,592	2,049,384
HSBC Holdings PLC ADR	424	19,669
Huntington Bancshares, Inc.	85,471	1,155,568
ING Groep NV ADR	131,742	2,290,993
JPMorgan Chase & Co.	3,367,063	307,749,558
KeyCorp	111,718	2,093,595
M&T Bank Corp.	38,762	6,277,506
PNC Financial Services Group, Inc. (The)	76,601	9,565,167
Regions Financial Corp.	714,736	10,463,735
Societe Generale SA	460,793	24,848,556
SunTrust Banks, Inc.	447,497	25,382,030
SVB Financial Group(2)	12,233	2,150,439
Synovus Financial Corp.	1,565	69,236
Toronto-Dominion Bank (The)	30,213	1,522,131
U.S. Bancorp	2,240,188	116,310,561
Wells Fargo & Co.	5,545,186	307,258,756
Zions Bancorporation	16,384	719,421

		$1,025,774,371

Beverages — 2.6%
Anheuser-Busch InBev SA/NV ADR	1,630	$179,887
Boston Beer Co., Inc. (The), Class A(2)	3,130	413,629
Brown-Forman Corp., Class B	4,273	207,668
Coca-Cola Co. (The)	3,028,807	135,841,994
Constellation Brands, Inc., Class A	180	34,871
Molson Coors Brewing Co., Class B	186,000	16,059,240
Monster Beverage Corp.(2)	111,851	5,556,758
PepsiCo, Inc.	1,731,071	199,921,390

		$358,215,437

Biotechnology — 4.7%
AbbVie, Inc.	1,928,698	$139,849,892
Agios Pharmaceuticals, Inc.(2)	54,880	2,823,576
Alexion Pharmaceuticals, Inc.(2)	573,433	69,769,593
Alexion Pharmaceuticals, Inc.(2)(3)	43,530	5,295,501
Alexion Pharmaceuticals, Inc. (2)(3)	81,001	9,845,536
Amgen, Inc.	931,814	160,486,325
Biogen, Inc.(2)	139,216	37,777,654
Bioverativ, Inc.(2)	69,608	4,188,313
Celgene Corp.(2)	871,897	113,233,264
Gilead Sciences, Inc.	886,339	62,735,075

11	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Biotechnology (continued)
Incyte Corp.(2)	65,100	$8,196,741
Regeneron Pharmaceuticals, Inc.(2)	15,029	7,381,343
Shire PLC ADR	4,138	683,887
Vertex Pharmaceuticals, Inc.(2)	228,000	29,382,360

		$651,649,060

Building Products — 0.2%
A.O. Smith Corp.	24,000	$1,351,920
Fortune Brands Home & Security, Inc.	1,723	112,408
Johnson Controls International PLC	310,703	13,472,082
Lennox International, Inc.	99,434	18,260,060

		$33,196,470

Capital Markets — 5.6%
Affiliated Managers Group, Inc.	275	$45,611
Ameriprise Financial, Inc.	210,524	26,797,600
Bank of New York Mellon Corp. (The)	452,175	23,069,968
BlackRock, Inc.	10,327	4,362,228
Brookfield Asset Management, Inc., Class A	21,147	829,174
CBOE Holdings, Inc.	158,225	14,461,765
Charles Schwab Corp. (The)	3,819,919	164,103,720
CME Group, Inc.	198,389	24,846,238
E*TRADE Financial Corp.(2)	4,593	174,672
Franklin Resources, Inc.	878,740	39,358,765
Goldman Sachs Group, Inc. (The)	589,894	130,897,479
Intercontinental Exchange, Inc.	110,554	7,287,720
Invesco, Ltd.	4,040	142,168
Legg Mason, Inc.	122,902	4,689,940
LPL Financial Holdings, Inc.	99,471	4,223,539
Moody’s Corp.	188,015	22,877,665
Morgan Stanley	2,254,418	100,456,866
Northern Trust Corp.	711,598	69,174,442
S&P Global, Inc.	167,673	24,478,581
SEI Investments Co.	150,000	8,067,000
State Street Corp.	772,398	69,307,273
Stifel Financial Corp.(2)	112,796	5,186,360
T. Rowe Price Group, Inc.	528,972	39,255,012
UBS AG(2)	9	153
Waddell & Reed Financial, Inc., Class A	8,833	166,767

		$784,260,706

Chemicals — 1.6%
AdvanSix, Inc.(2)	13,292	$415,242
Air Products and Chemicals, Inc.	5,146	736,187
Albemarle Corp.	84,157	8,881,930

Security	Shares	Value

Chemicals (continued)
Ashland Global Holdings, Inc.	25,092	$1,653,814
Chemours Co. (The)	151	5,726
Dow Chemical Co. (The)	221,336	13,959,661
E.I. du Pont de Nemours & Co.	732,614	59,129,276
Eastman Chemical Co.	1,950	163,780
Ecolab, Inc.	522,373	69,345,016
International Flavors & Fragrances, Inc.	3,000	405,000
LyondellBasell Industries NV, Class A	4,063	342,877
Monsanto Co.	227,022	26,870,324
NewMarket Corp.	12,172	5,604,962
PPG Industries, Inc.	290,700	31,965,372
Praxair, Inc.	6,143	814,255
Sherwin-Williams Co. (The)	21,511	7,549,500
Valvoline, Inc.	68,886	1,633,976
Westlake Chemical Corp.	1,000	66,210

		$229,543,108

Commercial Services & Supplies — 0.1%
Copart, Inc.(2)	3,800	$120,802
Pitney Bowes, Inc.	14,270	215,477
Stericycle, Inc.(2)	13,300	1,015,056
Waste Management, Inc.	109,569	8,036,886

		$9,388,221

Communications Equipment — 1.4%
Arista Networks, Inc.(2)	523,646	$78,436,934
Arista Networks, Inc.(2)(3)	120,000	17,966,711
Brocade Communications Systems, Inc.	176,629	2,227,292
Cisco Systems, Inc.	1,967,002	61,567,163
Juniper Networks, Inc.	290,392	8,096,129
Motorola Solutions, Inc.	37,773	3,276,430
Nokia Oyj ADR	192	1,183
Palo Alto Networks, Inc.(2)	140,438	18,792,009

		$190,363,851

Construction & Engineering — 0.0%(1)
Fluor Corp.	2,400	$109,872
Jacobs Engineering Group, Inc.	56,851	3,092,126

		$3,201,998

Construction Materials — 0.0%(1)
Vulcan Materials Co.	53,375	$6,761,545

		$6,761,545

12	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Consumer Finance — 1.4%
American Express Co.	961,206	$80,971,994
Capital One Financial Corp.	130,994	10,822,724
Discover Financial Services	957,377	59,539,276
LendingClub Corp.(2)	79,691	439,097
Navient Corp.	10,200	169,830
SLM Corp.(2)	10,200	117,300
Synchrony Financial	1,710,460	51,005,917

		$203,066,138

Containers & Packaging — 0.0%(1)
Ball Corp.	25,288	$1,067,406
International Paper Co.	42,000	2,377,620
WestRock Co.	21,177	1,199,889

		$4,644,915

Distributors — 0.2%
Genuine Parts Co.	198,637	$18,425,568
LKQ Corp.(2)	175,000	5,766,250

		$24,191,818

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	25,610	$791,605

		$791,605

Diversified Financial Services — 2.4%
Berkshire Hathaway, Inc., Class A(2)	453	$115,379,100
Berkshire Hathaway, Inc., Class B(2)	1,292,798	218,961,197

		$334,340,297

Diversified Telecommunication Services — 0.2%
AT&T, Inc.	616,871	$23,274,543
CenturyLink, Inc.	5,086	121,454
Deutsche Telekom AG ADR	50,092	902,407
Frontier Communications Corp.	13,417	15,564
Verizon Communications, Inc.	111,013	4,957,840
Windstream Holdings, Inc.	4,107	15,935

		$29,287,743

Electric Utilities — 0.2%
Duke Energy Corp.	31,500	$2,633,085
Exelon Corp.	8,420	303,709
NextEra Energy, Inc.	107,107	15,008,904
Southern Co. (The)	104,610	5,008,727

		$22,954,425

Security	Shares	Value

Electrical Equipment — 1.1%
Acuity Brands, Inc.	11,121	$2,260,677
AMETEK, Inc.	58,946	3,570,359
Eaton Corp. PLC	105,616	8,220,094
Emerson Electric Co.	2,024,908	120,725,015
Rockwell Automation, Inc.	122,921	19,908,285

		$154,684,430

Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	1,535,029	$46,127,622
Keysight Technologies, Inc.(2)	2,442	95,067
Knowles Corp.(2)	8,001	135,377
TE Connectivity, Ltd.	15,999	1,258,801

		$47,616,867

Energy Equipment & Services — 0.9%
Frank’s International NV(3)	1,500,000	$12,267,128
Halliburton Co.	908,346	38,795,458
National Oilwell Varco, Inc.	5,061	166,709
Schlumberger, Ltd.	1,212,219	79,812,499
Transocean, Ltd.(2)	2,884	23,735

		$131,065,529

Equity Real Estate Investment Trusts (REITs) — 0.0%(1)
American Tower Corp.	15,072	$1,994,327
Host Hotels & Resorts, Inc.	8,720	159,315
ProLogis, Inc.	2,000	117,280
Public Storage	49	10,218
Simon Property Group, Inc.	23,686	3,831,447

		$6,112,587

Food & Staples Retailing — 3.0%
Costco Wholesale Corp.	878,577	$140,510,820
CVS Health Corp.	1,212,598	97,565,635
Kroger Co. (The)	180,838	4,217,142
Sprouts Farmers Market, Inc.(2)	1,624,547	36,828,480
Sysco Corp.	401,387	20,201,808
Wal-Mart Stores, Inc.	1,214,731	91,930,842
Walgreens Boots Alliance, Inc.	351,374	27,516,098

		$418,770,825

Food Products — 1.5%
Archer-Daniels-Midland Co.	170,413	$7,051,690
Campbell Soup Co.	19,915	1,038,567
Conagra Brands, Inc.	342,669	12,253,844

13	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Food Products (continued)
Flowers Foods, Inc.	261,924	$4,533,905
General Mills, Inc.	15,587	863,520
Hain Celestial Group, Inc. (The)(2)	7,590	294,644
Hershey Co. (The)	518,083	55,626,572
Hormel Foods Corp.	145,646	4,967,985
JM Smucker Co. (The)	12,692	1,501,844
Kellogg Co.	62,358	4,331,387
Kraft Heinz Co. (The)	14,774	1,265,245
Lamb Weston Holdings, Inc.	73,135	3,220,865
McCormick & Co., Inc.	51,138	4,986,466
Mondelez International, Inc., Class A	306,179	13,223,871
Nestle SA	1,133,551	98,865,655
Tyson Foods, Inc., Class A	5,000	313,150

		$214,339,210

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	1,634,310	$79,443,809
ABIOMED, Inc.(2)	22,136	3,172,089
Bard (C.R.), Inc.	25,000	7,902,750
Baxter International, Inc.	230,275	13,940,848
Becton, Dickinson and Co.	78,887	15,391,643
Boston Scientific Corp.(2)	26,487	734,220
Danaher Corp.	138,509	11,688,775
DexCom, Inc.(2)	69,542	5,086,997
Halyard Health, Inc.(2)	542	21,290
Hologic, Inc.(2)	157,000	7,124,660
Intuitive Surgical, Inc.(2)	22,100	20,671,677
Medtronic PLC	529,730	47,013,537
Stryker Corp.	243,082	33,734,920
Zimmer Biomet Holdings, Inc.	147,751	18,971,228

		$264,898,443

Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc.(2)	32,000	$1,580,160
Aetna, Inc.	18,086	2,745,997
AmerisourceBergen Corp.	20,265	1,915,650
Anthem, Inc.	54,347	10,224,301
Cardinal Health, Inc.	88,496	6,895,608
Centene Corp.(2)	1,005	80,279
Cigna Corp.	1,464	245,059
DaVita, Inc.(2)	169,352	10,967,236
Express Scripts Holding Co.(2)	5	319
HCA Healthcare, Inc.(2)	145,114	12,653,941
Henry Schein, Inc.(2)	12,854	2,352,539
Humana, Inc.	482	115,979

Security	Shares	Value

Health Care Providers & Services (continued)
McKesson Corp.	4,114	$676,918
PharMerica Corp.(2)	7	184
UnitedHealth Group, Inc.	75,926	14,078,199

		$64,532,369

Health Care Technology — 0.0%(1)
Cerner Corp.(2)	1,440	$95,717

		$95,717

Hotels, Restaurants & Leisure — 3.7%
Carnival Corp.	13,648	$894,899
Chipotle Mexican Grill, Inc.(2)	72,498	30,166,418
Chipotle Mexican Grill, Inc.(2)(3)	48,619	20,221,262
Darden Restaurants, Inc.	20,400	1,844,976
Domino’s Pizza, Inc.	148	31,306
Hilton Worldwide Holdings, Inc.	38,110	2,357,104
Marriott International, Inc., Class A	1,400,314	140,465,497
Marriott International, Inc., Class A(3)	297,981	29,890,474
Marriott International, Inc., Class A(3)	200,000	20,062,000
McDonald’s Corp.	126,581	19,387,146
Starbucks Corp.	3,637,484	212,101,692
Texas Roadhouse, Inc.	208,290	10,612,376
Yum China Holdings, Inc.(2)	79,662	3,141,073
Yum! Brands, Inc.	290,587	21,433,697

		$512,609,920

Household Durables — 0.2%
D.R. Horton, Inc.	1,455	$50,299
Mohawk Industries, Inc.(2)	2,820	681,566
Newell Brands, Inc.	346,781	18,594,397
Tempur Sealy International, Inc.(2)	87,198	4,655,501
Whirlpool Corp.	1,391	266,544

		$24,248,307

Household Products — 1.6%
Church & Dwight Co., Inc.	420	$21,790
Colgate-Palmolive Co.	1,237,979	91,771,383
Energizer Holdings, Inc.	9,500	456,190
Kimberly-Clark Corp.	31,819	4,108,151
Procter & Gamble Co. (The)	1,506,341	131,277,618

		$227,635,132

14	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.0%(1)
AES Corp. (The)	1,730	$19,220

		$19,220

Industrial Conglomerates — 2.4%
3M Co.	772,292	$160,783,472
Carlisle Cos., Inc.	39,148	3,734,719
General Electric Co.	4,549,688	122,887,073
Honeywell International, Inc.	356,621	47,534,013

		$334,939,277

Insurance — 1.1%
Aegon NV ADR	192,110	$981,682
Aflac, Inc.	265,655	20,636,080
Alleghany Corp.(2)	3,985	2,370,278
Allstate Corp. (The)	934	82,603
American International Group, Inc.	159,867	9,994,885
Aon PLC	79,964	10,631,214
Arch Capital Group, Ltd.(2)	13,000	1,212,770
Arthur J. Gallagher & Co.	109,699	6,280,268
Chubb, Ltd.	5,910	859,196
Cincinnati Financial Corp.	141,081	10,221,318
Hartford Financial Services Group, Inc.	5,762	302,908
Markel Corp.(2)	6,362	6,208,421
Marsh & McLennan Cos., Inc.	53,019	4,133,361
MetLife, Inc.	10,296	565,662
Progressive Corp.	1,239,244	54,638,268
Prudential Financial, Inc.	18,767	2,029,463
Torchmark Corp.	81,853	6,261,755
Travelers Companies, Inc. (The)	92,616	11,718,703
Trisura Group, Ltd.(2)	124	2,071
Willis Towers Watson PLC	104	15,128

		$149,146,034

Internet & Direct Marketing Retail — 3.1%
Amazon.com, Inc.(2)	350,501	$339,284,968
Expedia, Inc.	2,670	397,696
HSN, Inc.	19,864	633,662
Netflix, Inc.(2)	63,000	9,412,830
Priceline Group, Inc. (The)(2)	44,435	83,116,556
Wayfair, Inc.(2)	23,387	1,797,993

		$434,643,705

Internet Software & Services — 7.9%
Akamai Technologies, Inc.(2)	225,000	$11,207,250
Alibaba Group Holding, Ltd. ADR(2)	195,802	27,588,502

Security	Shares	Value

Internet Software & Services (continued)
Alphabet, Inc., Class A(2)	290,591	$270,156,641
Alphabet, Inc., Class C(2)	336,321	305,624,982
Altaba, Inc.(2)	144,071	7,848,988
Baidu, Inc. ADR(2)	42,500	7,601,550
Cars.com, Inc.(2)	400	10,652
eBay, Inc.(2)	1,282,247	44,776,065
Facebook, Inc., Class A(2)	2,689,363	406,040,026
IAC/InterActiveCorp(2)	17,583	1,815,269
LogMeIn, Inc.	1,026	107,217
Pandora Media, Inc.(2)	37,000	330,040
Twitter, Inc.(2)	622,959	11,132,277
VeriSign, Inc.(2)	18,431	1,713,346
Yelp, Inc.(2)	145,608	4,371,152

		$1,100,323,957

IT Services — 2.3%
Accenture PLC, Class A	556,624	$68,843,256
Alliance Data Systems Corp.	686	176,089
Automatic Data Processing, Inc.	125,713	12,880,554
Broadridge Financial Solutions, Inc.	16,537	1,249,536
Cognizant Technology Solutions Corp., Class A	5,578	370,379
Fidelity National Information Services, Inc.	70,844	6,050,078
Fiserv, Inc.(2)	209,328	25,609,188
International Business Machines Corp.	397,654	61,171,115
MasterCard, Inc., Class A	55,701	6,764,886
Paychex, Inc.	705,370	40,163,768
PayPal Holdings, Inc.(2)	274,552	14,735,206
Sabre Corp.	157,290	3,424,203
Square, Inc., Class A(2)	96,040	2,253,098
Total System Services, Inc.	5	291
Visa, Inc., Class A	806,346	75,619,128
Western Union Co.	69,661	1,327,042

		$320,637,817

Leisure Products — 0.1%
Mattel, Inc.	337,206	$7,260,045
Polaris Industries, Inc.	4,104	378,512

		$7,638,557

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	651,639	$38,648,709
Illumina, Inc.(2)	10,000	1,735,200
Quintiles IMS Holdings, Inc.(2)	24,800	2,219,600
Thermo Fisher Scientific, Inc.	35,576	6,206,945

		$48,810,454

15	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Machinery — 1.9%
Caterpillar, Inc.	223,517	$24,019,137
Cummins, Inc.	150	24,333
Deere & Co.	309,361	38,233,926
Donaldson Co., Inc.	96,349	4,387,733
Dover Corp.	323,808	25,975,878
Fortive Corp.	28,046	1,776,714
Illinois Tool Works, Inc.	1,050,838	150,532,544
Ingersoll-Rand PLC	6,080	555,651
Lincoln Electric Holdings, Inc.	53,660	4,941,549
Manitowoc Co., Inc. (The)(2)	45,741	274,903
PACCAR, Inc.	171,929	11,354,191
Parker-Hannifin Corp.	18,857	3,013,726
Pentair PLC	4	266
Snap-on, Inc.	15,151	2,393,858
WABCO Holdings, Inc.(2)	3,080	392,731
Wabtec Corp.	14,082	1,288,503
Welbilt, Inc.(2)	45,741	862,218

		$270,027,861

Media — 3.1%
CBS Corp., Class B	486,849	$31,051,229
Comcast Corp., Class A	3,617,024	140,774,574
Discovery Communications, Inc., Class A(2)	6,930	179,002
Discovery Communications, Inc., Class C(2)	207	5,219
Liberty Braves Group, Series A(2)	1,236	29,528
Liberty Braves Group, Series C(2)	2,473	59,278
Liberty Broadband Corp., Series A(2)	3,091	265,177
Liberty Broadband Corp., Series C(2)	6,183	536,375
Liberty Formula One, Series A(2)	3,091	108,278
Liberty Formula One, Series C(2)	6,183	226,421
Liberty Global PLC, Class A(2)	8,854	284,391
Liberty Global PLC, Class C(2)	27,614	861,005
Liberty Global PLC LiLAC, Class A(2)	1,546	33,656
Liberty Global PLC LiLAC, Class C(2)	4,825	103,303
Liberty SiriusXM Group, Series A(2)	12,367	519,167
Liberty SiriusXM Group, Series C(2)	24,734	1,031,408
Live Nation Entertainment, Inc.(2)	1,800	62,730
News Corp., Class A	24	329
Omnicom Group, Inc.	146,079	12,109,949
TEGNA, Inc.	1,201	17,306
Time Warner, Inc.	11,347	1,139,352
Time, Inc.	109	1,564
Twenty-First Century Fox, Inc., Class A	16,333	462,877
Viacom, Inc., Class B	410,639	13,785,151
Walt Disney Co. (The)	2,202,351	233,999,794

		$437,647,063

Security	Shares	Value

Metals & Mining — 0.2%
Alcoa Corp.	5,862	$191,394
Cliffs Natural Resources, Inc.(2)	527,743	3,651,982
Freeport-McMoRan, Inc.(2)	39,818	478,214
Glencore PLC	598,405	2,242,359
Lonmin PLC(2)	64	55
Nucor Corp.	235,636	13,636,255
Steel Dynamics, Inc.(3)	140,295	5,023,210

		$25,223,469

Multi-Utilities — 0.0%(1)
Consolidated Edison, Inc.	782	$63,201
Dominion Energy, Inc.	4,493	344,299
DTE Energy Co.	52,668	5,571,748
Sempra Energy	3,787	426,984
WEC Energy Group, Inc.	3,742	229,684

		$6,635,916

Multiline Retail — 0.1%
Dollar Tree, Inc.(2)	142,658	$9,974,648
Nordstrom, Inc.	6,234	298,172
Target Corp.	141,338	7,390,564

		$17,663,384

Oil, Gas & Consumable Fuels — 4.9%
Anadarko Petroleum Corp.	797,255	$36,147,542
Antero Resources Corp.(2)	1,633,197	35,293,387
Apache Corp.	175,832	8,427,628
California Resources Corp.(2)	275	2,351
Cheniere Energy, Inc.(2)	642,305	31,286,676
Chesapeake Energy Corp.(2)	288	1,431
Chevron Corp.	809,413	84,446,058
Concho Resources, Inc.(2)	40,000	4,861,200
ConocoPhillips	305,809	13,443,364
Devon Energy Corp.	1,380,333	44,129,246
EOG Resources, Inc.	1,077,613	97,545,529
EQT Corp.	17,810	1,043,488
Exxon Mobil Corp.	3,432,988	277,145,121
Hess Corp.	64,190	2,816,015
Kinder Morgan, Inc.	50,432	966,277
Marathon Oil Corp.	170,827	2,024,300
Marathon Petroleum Corp.	160,826	8,416,025
Murphy Oil Corp.	145,312	3,724,347
Occidental Petroleum Corp.	15,964	955,765
Phillips 66	187,309	15,488,581
Pioneer Natural Resources Co.	14,430	2,302,739

16	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.	291,845	$6,762,049
Royal Dutch Shell PLC, Class A ADR	70,142	3,730,853
Southwestern Energy Co.(2)	730	4,438
Williams Cos., Inc.	4,625	140,045
WPX Energy, Inc.(2)	666	6,434

		$681,110,889

Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	39,024	$3,745,523
Unilever NV - NY Shares	19,032	1,051,899
Unilever PLC ADR	9,918	536,762

		$5,334,184

Pharmaceuticals — 6.1%
Allergan PLC	214,839	$52,225,213
AstraZeneca PLC ADR	870	29,658
Bristol-Myers Squibb Co.	2,011,951	112,105,910
Catalent, Inc.(2)	45,943	1,612,599
Eli Lilly & Co.	1,542,018	126,908,081
GlaxoSmithKline PLC ADR	1,468	63,300
Johnson & Johnson	2,042,889	270,253,786
Mallinckrodt PLC(2)	6	269
Merck & Co., Inc.	1,325,978	84,981,930
Novartis AG ADR	114,146	9,527,767
Novo Nordisk A/S ADR	1,271,336	54,527,601
Pfizer, Inc.	1,578,496	53,021,681
Roche Holding AG ADR	35,808	1,138,694
Sanofi ADR	5,100	244,341
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	55,540,053
Zoetis, Inc.	476,174	29,703,734

		$851,884,617

Professional Services — 0.2%
Equifax, Inc.	12,654	$1,738,913
Nielsen Holdings PLC	72,356	2,797,283
On Assignment, Inc.(2)	105,500	5,712,825
On Assignment, Inc.(2)(3)	19,913	1,077,426
On Assignment, Inc.(2)(3)	21,275	1,151,868
On Assignment, Inc.(2)(3)	23,537	1,274,529
Verisk Analytics, Inc.(2)	92,137	7,773,599

		$21,526,443

Road & Rail — 0.6%
Canadian National Railway Co.	201,231	$16,309,773
CSX Corp.	79,000	4,310,240

Security	Shares	Value

Road & Rail (continued)
Kansas City Southern	7,000	$732,550
Norfolk Southern Corp.	191,160	23,264,172
Union Pacific Corp.	306,685	33,401,063

		$78,017,798

Semiconductors & Semiconductor Equipment — 4.6%
Analog Devices, Inc.	610,814	$47,521,329
Analog Devices, Inc.(3)	20,897	1,625,380
Applied Materials, Inc.	100,000	4,131,000
ASML Holding NV - NY Shares	3,622	471,983
Broadcom, Ltd.	60,881	14,188,317
Cypress Semiconductor Corp.	107,346	1,465,273
Intel Corp.	6,633,209	223,804,472
Lam Research Corp.	28,350	4,009,540
Marvell Technology Group, Ltd.	95,391	1,575,859
Microchip Technology, Inc.	265,620	20,500,552
NVIDIA Corp.	495,743	71,664,608
NVIDIA Corp.(3)	109,020	15,739,443
QUALCOMM, Inc.	2,801,522	154,700,045
Texas Instruments, Inc.	1,022,722	78,678,003
Versum Materials, Inc.	1,129	36,693
Xilinx, Inc.	90,186	5,800,764

		$645,913,261

Software — 4.5%
Activision Blizzard, Inc.	218,092	$12,555,556
Adobe Systems, Inc.(2)	489,165	69,187,498
Autodesk, Inc.(2)	5,071	511,258
Barracuda Networks, Inc.(3)	435,000	10,021,069
Cadence Design Systems, Inc.(2)	424,974	14,232,379
CDK Global, Inc.	3	186
Check Point Software Technologies, Ltd.(2)	150,000	16,362,000
Citrix Systems, Inc.(2)	5,976	475,570
Dell Technologies, Inc., Class V(2)	156	9,533
FireEye, Inc.(2)	82,732	1,258,354
Fortinet, Inc.(2)	20,000	748,800
Intuit, Inc.	13,739	1,824,677
Manhattan Associates, Inc.(2)	56,873	2,733,316
Microsoft Corp.	3,362,635	231,786,431
Oracle Corp.	3,731,882	187,116,563
Paycom Software, Inc.(2)	542,805	37,133,290
Red Hat, Inc.(2)	1,050	100,537
salesforce.com, inc.(2)	54,236	4,696,838
ServiceNow, Inc.(2)	169,856	18,004,736
Splunk, Inc.(2)	100,000	5,689,000

17	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Software (continued)
Symantec Corp.	72,900	$2,059,425
Synopsys, Inc.(2)	5,660	412,784
Tableau Software, Inc., Class A(2)	13,699	839,338
Workday, Inc., Class A(2)	68,726	6,666,422
Workday, Inc., Class A(2)(3)	34,000	3,298,000

		$627,723,560

Specialty Retail — 1.9%
Advance Auto Parts, Inc.	78,893	$9,198,135
AutoNation, Inc.(2)	5,972	251,779
AutoZone, Inc.(2)	80	45,637
Bed Bath & Beyond, Inc.	7,000	212,800
Best Buy Co., Inc.	133,011	7,625,521
Dick’s Sporting Goods, Inc.	35,000	1,394,050
Gap, Inc. (The)	89,138	1,960,145
GNC Holdings, Inc., Class A	900	7,587
Home Depot, Inc. (The)	142,310	21,830,354
L Brands, Inc.	41,877	2,256,751
Lowe’s Companies, Inc.	629,314	48,790,714
O’Reilly Automotive, Inc.(2)	20,695	4,526,824
O’Reilly Automotive, Inc.(2)(3)	29,562	6,465,422
Ross Stores, Inc.	216,285	12,486,133
Signet Jewelers, Ltd.	65,986	4,172,955
Staples, Inc.	144,626	1,456,384
Tiffany & Co.	600	56,322
TJX Cos., Inc. (The)	1,646,186	118,805,243
Tractor Supply Co.	142,680	7,734,683
Ulta Salon, Cosmetics & Fragrance, Inc.(2)	78,652	22,599,866

		$271,877,305

Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	3,411,733	$491,357,787
NetApp, Inc.	414,967	16,619,428

		$507,977,215

Textiles, Apparel & Luxury Goods — 1.6%
Hanesbrands, Inc.	862,417	$19,973,578
Luxottica Group SpA ADR	20,606	1,200,917
NIKE, Inc., Class B	3,462,750	204,302,250
VF Corp.	39,733	2,288,621

		$227,765,366

Security	Shares	Value

Tobacco — 0.6%
Altria Group, Inc.	239,071	$17,803,617
Philip Morris International, Inc.	545,156	64,028,572
Reynolds American, Inc.	6,462	420,289

		$82,252,478

Trading Companies & Distributors — 0.0%(1)
Fastenal Co.	10,178	$443,049
United Rentals, Inc.(2)	2,000	225,420
W.W. Grainger, Inc.	2,791	503,859

		$1,172,328

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	270,852	$4,311,964
Sprint Corp.(2)	1	8
Vodafone Group PLC ADR	95,700	2,749,461

		$7,061,433

Total Common Stocks (identified cost $7,506,700,545)		$13,789,112,507

Rights — 0.0%(1)

Security	Shares	Value

Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$2,654

Total Rights (identified cost $16,440)		$2,654

Short-Term Investments — 1.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.20%(4)	267,341,469	$267,394,937

Total Short-Term Investments (identified cost $267,388,662)		$267,394,937

Total Investments — 100.3% (identified cost $7,774,105,647)		$14,056,510,098

Other Assets, Less Liabilities — (0.3)%		$(48,054,257)

Net Assets — 100.0%		$14,008,455,841

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

18	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Restricted security (see Note 5).

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2017.

Abbreviations:

ADR	–	American Depositary Receipt

19	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2017
Unaffiliated investments, at value (identified cost, $7,506,716,985)	$13,789,115,161
Affiliated investment, at value (identified cost, $267,388,662)	267,394,937
Foreign currency, at value (identified cost, $96)	98
Dividends receivable	9,935,480
Dividends receivable from affiliated investment	241,203
Receivable for investments sold	11,097,114
Tax reclaims receivable	5,379,464
Total assets	$14,083,163,457

Liabilities
Payable for investments purchased	$68,900,438
Payable to affiliates:
Investment adviser fee	5,075,223
Trustees’ fees	25,375
Accrued expenses	706,580
Total liabilities	$74,707,616
Commitments and contingencies (Note 8)
Net Assets applicable to investors’ interest in Portfolio	$14,008,455,841

Sources of Net Assets
Investors’ capital	$7,726,055,930
Net unrealized appreciation	6,282,399,911
Total	$14,008,455,841

20	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2017
Dividends (net of foreign taxes, $1,161,791)	$125,867,825
Dividends from affiliated investment	1,164,742
Total investment income	$127,032,567

Expenses
Investment adviser fee	$29,424,518
Trustees’ fees and expenses	59,125
Custodian fee	963,800
Professional fees	149,993
Miscellaneous	204,239
Total expenses	$30,801,675

Net investment income	$96,230,892

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions(1)	$186,745,306
Investment transactions — affiliated investment	18,608
Foreign currency transactions	5,662
Net realized gain	$186,769,576
Change in unrealized appreciation (depreciation) —
Investments	$862,243,466
Investments — affiliated investment	(5,588)
Foreign currency	180,620
Net change in unrealized appreciation (depreciation)	$862,418,498

Net realized and unrealized gain	$1,049,188,074

Net increase in net assets from operations	$1,145,418,966

(1)	Includes $192,062,095 of net realized gains from redemptions in-kind.

21	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
From operations —
Net investment income	$96,230,892	$166,984,196
Net realized gain from investment and foreign currency transactions	186,769,576	292,630,128
Net change in unrealized appreciation (depreciation) from investments and foreign currency	862,418,498	541,431,580
Net increase in net assets from operations	$1,145,418,966	$1,001,045,904
Capital transactions —
Contributions	$652,476,366	$1,168,134,044
Withdrawals	(366,463,614)	(647,540,645)
Net increase in net assets from capital transactions	$286,012,752	$520,593,399

Net increase in net assets	$1,431,431,718	$1,521,639,303

Net Assets
At beginning of period	$12,577,024,123	$11,055,384,820
At end of period	$14,008,455,841	$12,577,024,123

22	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2017

Financial Highlights

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2016		2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.47	%(2)	0.47%		0.47%	0.47%	0.48%	0.48%
Net investment income	1.46	%(2)	1.48%		1.44%	1.45%	1.50%	1.78%
Portfolio Turnover	0	%(3)(4)(5)	1	%(5)	9%	8%	3%	2%
Total Return	9.16	%(3)	9.06%		2.53%	12.73%	32.39%	15.48%

Net assets, end of period (000’s omitted)	$14,008,456		$12,577,024		$11,055,385	$10,545,696	$9,414,954	$7,729,091

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

(4)	Amount is less than 0.5%.

(5)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3% and 6% for the six months ended June 30, 2017 and the year ended December 31, 2016, respectively.

23	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2017, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 6.3%, 10.6%, 5.1%, and 1.1 respectively, in the Portfolio. In addition, an unregistered fund managed by the adviser to the Portfolio held an aggregate interest of 76.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

24

Tax-Managed Growth Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Under the investment advisory agreement, BMR receives a monthly advisory fee at a rate of 0.625% annually of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)

$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%

The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2017, the Portfolio’s investment adviser fee amounted to $29,424,518 or 0.45% (annualized) of the Portfolio’s average daily net assets.

Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

25

Tax-Managed Growth Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $127,767,104 and $34,055,042, respectively, for the six months ended June 30, 2017. In addition, investors contributed securities with an aggregate market value of $633,265,265 and investments having an aggregate market value of $303,336,137 were distributed in payment for capital withdrawals during the six months ended June 30, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,610,872,696

Gross unrealized appreciation	$11,450,974,973
Gross unrealized depreciation	(5,337,571)

Net unrealized appreciation	$11,445,637,402

5  Restricted Securities

At June 30, 2017, the Portfolio owned the following securities (representing 1.2% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value

Alexion Pharmaceuticals, Inc.	3/16/17	3/16/18	43,530	$5,314,289	$5,295,501
Alexion Pharmaceuticals, Inc.	6/22/17	6/22/18	81,001	10,000,093	9,845,536
Analog Devices, Inc.	3/16/17	3/16/18	20,897	1,744,236	1,625,380
Arista Networks, Inc.	3/16/17	3/16/18	120,000	15,379,746	17,966,711
Barracuda Networks, Inc.	6/22/17	6/22/18	435,000	9,669,071	10,021,069
Chipotle Mexican Grill, Inc.	3/16/17	3/16/18	48,619	19,476,729	20,221,262
Frank’s International NV	6/22/17	6/22/18	1,500,000	11,482,860	12,267,128
Marriott International, Inc., Class A	9/22/16	9/22/17	200,000	13,969,082	20,062,000
Marriott International, Inc., Class A	12/15/16	12/15/17	297,981	25,000,019	29,890,474
NVIDIA Corp.	6/22/17	6/22/18	109,020	17,362,818	15,739,443
O’Reilly Automotive, Inc.	3/16/17	3/16/18	29,562	8,000,328	6,465,422
On Assignment, Inc.	9/22/16	9/22/17	23,537	867,611	1,274,529
On Assignment, Inc.	3/16/17	3/16/18	21,275	1,028,338	1,151,868
On Assignment, Inc.	6/22/17	6/22/18	19,913	1,075,039	1,077,426
Steel Dynamics, Inc.	3/16/17	3/16/18	140,295	5,000,016	5,023,210
Workday, Inc., Class A	12/15/16	12/15/17	34,000	2,342,108	3,298,000

Total Restricted Securities				$147,712,383	$161,224,959

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the

26

Tax-Managed Growth Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2017.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$1,963,302,004	$26,686,684		$—	$1,989,988,688
Consumer Staples	1,207,681,611	98,865,655		—	1,306,547,266
Energy	799,909,290	12,267,128		—	812,176,418
Financials	2,469,689,606	26,897,940		—	2,496,587,546
Health Care	1,866,729,623	15,141,037		—	1,881,870,660
Industrials	1,520,911,746	2,229,294		—	1,523,141,040
Information Technology	3,395,203,925	45,352,603		—	3,440,556,528
Materials	258,907,413	7,265,624		—	266,173,037
Real Estate	6,112,587	—		—	6,112,587
Telecommunication Services	36,349,176	—		—	36,349,176
Utilities	29,609,561	—		—	29,609,561
Total Common Stocks	$13,554,406,542	$234,705,965	*	$—	$13,789,112,507

Rights	$2,654	$—		$—	$2,654
Short-Term Investments	—	267,394,937		—	267,394,937

Total Investments	$13,554,409,196	$502,100,902		$—	$14,056,510,098

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, the value of investments transferred between Level 1 and Level 2 during the year ended was not significant.

8  Legal Proceedings

In November 2010, the Portfolio was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. This action is now part of a multi-district litigation proceeding in the Southern District of New York. A motion to dismiss the FitzSimons case is currently pending. The value of the proceeds received by the Portfolio is approximately $48,237,000 (equal to 0.3% of net assets at June 30, 2017).

The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

27

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

28

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.0 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the experience of the Adviser’s investment professionals in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

29

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2017

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

30

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2017

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.0

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Fund 1.0 and Tax-Managed Growth Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm**

*	Interested Trustee
**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser of Tax-Managed Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Fund 1.0

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7696    6.30.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Growth Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2017

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	August 24, 2017